Document And Entity Information	12 Months Ended
Mar. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	Akso Health Group
Document Type	20-F
Current Fiscal Year End Date	--03-31
Entity Common Stock, Shares Outstanding	68,598,050
Amendment Flag	false
Entity Central Index Key	0001702318
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Mar. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38245
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Room 8201-4-4(A), 2nd Floor, Qiantongyuan Building
Entity Address, Address Line Two	No. 44, Moscow Road
Entity Address, Address Line Three	Qianwan Bonded Port Area
Entity Address, City or Town	Qingdao
Entity Address, Country	CN
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Name	OneStop Assurance PAC
Auditor Location	Singapore
Auditor Firm ID	6732
Entity Address, Postal Zip Code	100020
Business Contact
Document Information Line Items
Entity Address, Address Line One	Room 8201-4-4(A), 2nd Floor, Qiantongyuan Building
Entity Address, Address Line Two	No. 44, Moscow Road
Entity Address, Address Line Three	Qianwan Bonded Port Area
Entity Address, City or Town	Qingdao
Entity Address, Country	CN
Contact Personnel Name	Rui (Kerrie) Zhang
City Area Code	+86
Local Phone Number	152 1005 4919
Contact Personnel Email Address	ir@ahgtop.com
Entity Address, Postal Zip Code	100020
American depositary shares (one American depositary share representing three ordinary shares, par value US$0.0001 per share)
Document Information Line Items
Trading Symbol	AHG
Title of 12(b) Security	American depositary shares (one American depositary share representing three ordinary shares, par value US$0.0001 per share)
Security Exchange Name	NASDAQ
Ordinary shares, par value US$0.0001 per share
Document Information Line Items
Title of 12(b) Security	Ordinary shares, par value US$0.0001 per share*
Security Exchange Name	NASDAQ